Other Assets - Summary Of Other Assets (Detail) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Other current assets:
Non-trade receivables	$ 386	$ 1,385
Inventory	429	283
Total other current assets	815	1,668
Other assets:
Security deposit	1,697	1,364
Corporate tax receivable	3,581	5,472
Sales tax receivable	2,850	1,779
Contract costs	1,937	1,838
Total other assets	$ 10,065	$ 10,453